Shareholder Report, Line Graph (Details) 74200007200_Franklin Missouri Tax-Free Income Fund_Class A1_TSR Annual {Class A1} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2026
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name											Class A1 (with sales charge)
Accumulated Value	$ 11,058	$ 10,652	$ 10,106	$ 10,959	$ 11,025	$ 10,973	$ 10,107	$ 9,727	$ 9,716	$ 9,625	$ 11,498
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 12,112	$ 11,764	$ 11,159	$ 11,759	$ 11,837	$ 11,713	$ 10,700	$ 10,276	$ 10,025	$ 10,000	$ 12,713